SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Statement [Line Items]
Common shares issued upon the exercise of stock options, Shares	840,000	205,000	510,000
Common shares issued upon the exercise of stock options, Amount	$ 205,425	$ 50,350	$ 150,600
Common shares upon the exercise of warrants, Shares		3,469,500	3,965,000
Common shares upon the exercise of warrants, Amount		$ 520,524	$ 404,750
Barrick [Member]
Statement [Line Items]
Common shares returned to treasury and cancelled, Shares			(4,150,000)
2019-2020 NCIB [Member]
Statement [Line Items]
Common shares issued upon the exercise of stock options, Shares	472,500
Common shares issued upon the exercise of stock options, Amount	$ 170,875
Common shares purchased and cancelled	2,536,500	2,781,000
Treasury share	0	0
Share purchase description	Pursuant to the Third NCIB, the Company may purchase up to 2,950,485 common shares up until August 28, 2020, which represents approximately 10% of the total current public float (being total issued shares, less shares held by insiders, and their associates and affiliates)
2018-2019 NCIB [Member]
Statement [Line Items]
Common shares purchased and cancelled		2,781,000
Treasury share		0	0
Share purchase description	Pursuant to the NCIB, the Company may purchase up to 3,938,462 common shares up until July 30, 2019, which represents approximately 10% of the total current public float (being total issued shares, less shares held by insiders, and their associates and affiliates).
Stock options [Member]
Statement [Line Items]
Stock option grant percent	10.00%
2017-2018 NCIB [Member]
Statement [Line Items]
Treasury share		0	432,500
Share purchase description	Pursuant to the NCIB, the Company may purchase up to 3,844,000 common shares up until June 26, 2018, which represents approximately 10% of the total public float (being total issued shares, less shares held by insiders, and their associates and affiliates.
Common shares purchased		681,500	1,344,000
Common shares cancelled		1,114,000	911,500